AlphaCentric Small Cap Opportunities Fund
FUND SUMMARY: ALPHACENTRIC SMALL CAP OPPORTUNITIES FUND
Investment Objective:
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 9 and “Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers” and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 39, Waiver of Up-Front Sales Charge on Class A Shares on page 40 and Waivers and Reductions of Up-Front Sales Charge on Class T Shares on page 40.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCentric Small Cap Opportunities Fund	Class A	Class C	Class I	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	2.50%
Maximum Deferred Sales Charge (Load)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCentric Small Cap Opportunities Fund		Class A	Class C	Class I	Class T
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses	[1]	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	[1],[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.82%	2.57%	1.57%	1.82%
Fee Waiver and/or Expense Reimbursement	[3]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.66%	2.41%	1.41%	1.66%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding certain expenses including brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.65%, 2.40%, 1.40% and 1.65% for Class A shares, Class C shares, Class I shares and Class T shares, respectively, through July 31, 2019. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AlphaCentric Small Cap Opportunities Fund - USD ($)	1 Year	3 Years
Class A	734	1,100
Class C	244	784
Class I	144	480
Class T	415	793

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in common stocks of small capitalization companies the that Fund’s sub-advisor, Pacific View Asset Management, LLC (the “Sub-Advisor”), believes have underappreciated earnings potential and exhibit reasonable valuations. Although the Fund invests primarily in U.S. companies, it may invest in the securities of foreign issuers listed on U.S. exchanges, including American Depository Receipts (“ADRs”).

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Sub-Advisor considers small market capitalization companies for this purpose to be companies that, at the time of purchase, have market capitalizations within the range of companies within the Russell 2000 Index (“Index”). The dollar range of the Index as of May 1, 2018 was $16.7 million to $14.4 billion. The Fund will invest across various sectors and industries.

The Sub-Advisor employs proprietary bottom-up research to identify companies with potential for capital appreciation. The Sub-Advisor seeks to invest in companies that are priced at reasonable valuationsin order to attempt to mitigate valuation risk. As part of that process, the Sub-Advisor analyzes companies’ historical valuation multiples (e.g., price-to-earnings, enterprise value-to-earnings before interest, taxes, depreciation and amortization, enterprise value-to-sales) to determine the company’s long-term valuation characteristics. It generally considers valuations for a company to be reasonable when valuation multiples are near or below historical averages. The Fund sells a stock when its risk/return profile becomes less attractive as a result of price appreciation, there is an adverse change to the company’s earnings potential, or there is an opportunity to invest in a different stock with a more attractive risk/return profile.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Foreign Securities Risk. Since the Fund’s investments may include securities of foreign companies traded on U.S. exchanges, including ADRs, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Small Capitalization Stock Risk. To the extent the Fund invests in the stocks of small companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Small companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small companies may also have limited markets, product lines or financial resources and may lack management experience.

Performance:

Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com.